Cover	Nov. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2025
Entity File Number	001-34113
Entity Registrant Name	WAVE SYNC CORP.
Entity Central Index Key	0000860131
Entity Tax Identification Number	74-2559866
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	31 Hudson Yards
Entity Address, Address Line Two	Office 51
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	852
Local Phone Number	98047102
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false